NET EARNINGS (LOSS) PER SHARE - Disclosure of earnings per share (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
For the computation of basic net earnings, Weighted number of shares	38,565	31,978
For the computation of basic net earnings, Net loss attributable to equity holders of the Company	$ (28,698)	$ (7,292)
Effect of potential dilutive Ordinary shares, Weighted number of shares	0	0
Effect of potential dilutive Ordinary shares, Net loss attributable to equity holders of the Company	$ 0	$ 0
For the computation of diluted net earnings, Weighted number of shares	38,565	31,978
For the computation of diluted net earnings, Net loss attributable to equity holders of the Company	$ (28,698)	$ (7,292)